Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Disclosure of significant accounting policies [Abstract]
New standards and interpretations issued
New and amended standards adopted by the group

AngloGold Ashanti adopted IFRS 15 Revenue from Contracts with Customers (IFRS 15) and IFRS 9 Financial Instruments (IFRS 9) on 1 January 2018.

The new or amended standards became applicable for the current reporting period and the group has changed its accounting policies and made retrospective adjustments as a result of adopting the standards.

The impact of the adoption of these standards and the new accounting policies are disclosed below.

Impact of adoption - IFRS 15 Revenue from Contracts with Customers

The adoption of IFRS 15 has resulted in the reclassification of by-product revenue in Revenue from product sales where previously by-product revenue was recorded as a credit to cost of sales. Revenue from product sales includes gold income and by-product revenue. This change in classification results in a corresponding increase in costs of sales, and therefore will not have an impact on previously reported gross profit.

	As reported	IFRS 15	Restated
	Six months		Six months
	ended		ended
	Jun		Jun
	2017		2017
US Dollar million	Reviewed		Reviewed

Revenue from product sales (previously gold income)	2,032	81	2,113
Cost of sales	(1,709)	(81)	(1,790)
Gain (loss) on non-hedge derivatives and other commodity contracts	2		2
Gross profit	325	—	325

	As reported	IFRS 15	Restated
	Year		Year
	ended		ended
	Dec		Dec
	2017		2017
US Dollar million	Audited		Audited

Revenue from product sales (previously gold income)	4,356	154	4,510
Cost of sales	(3,582)	(154)	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts	10		10
Gross profit	784	—	784

In accordance with the transitional provisions in IFRS 15, AngloGold Ashanti has applied IFRS 15 retrospectively to each prior reporting period presented in accordance with IAS 8 Accounting policies, Changes in Accounting Estimates and Errors.

The revenue accounting policy applicable from 1 January 2018:

Revenue is recognised when control of the goods passes to the customer and the performance obligations of transferring control have been met. The amount of revenue recognised reflects the consideration to which the entity is entitled in exchange for the goods transferred.

Revenue from product sales comprises sales of:

•	refined gold;

•	by-products including silver, uranium and sulphuric acid; and

•	dore bars.

Impact of adoption - IFRS 9 Financial Instruments
IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The adoption of IFRS 9 from 1 January 2018 resulted in changes in accounting policies and adjustments to the amounts recognised in the financial statements. The new accounting policies are set out below. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated.

The group’s financial assets include debt instruments (held to maturity bonds and negotiable certificates of deposit), cash restricted for use and cash and cash equivalents which are subject to the IFRS 9 expected credit loss model as they are carried at amortised cost. The accounting policy for listed equity investments depends on the nature of the listed investment. Listed equity investments which are held to meet rehabilitation liabilities are classified as fair value through profit and loss (FVTPL) to eliminate accounting mismatch. Listed equity investments held for other purposes are classified as fair value through other comprehensive income (FVTOCI). Financial liabilities are carried at amortised cost and there is no change in their recognition or presentation under IFRS 9. The adoption of IFRS 9 did not have a significant impact on total assets, total liabilities or the results of the group.

Equity investments held in the Environmental Trust funds, previously classified as available for sale investments and measured at FVTOCI have been reclassified to FVTPL on initial adoption of IFRS 9. Equity investments held for strategic purposes are measured at FVTOCI with no recycling of profits or losses on disposal of the investments.

On 1 January 2018 management classified its financial instruments into the appropriate IFRS 9 categories.

Upon adoption of IFRS 9, available for sale reserve of $43m was transferred to the FVTOCI reserve -$33m and to accumulated losses -$10m in respect of equity investments at FVTOCI and FVTPL respectively. Refer statement of changes in equity for reclassifications.

The Financial Instruments accounting policy applicable from 1 January 2018:
Financial instruments are initially recognised at fair value when the group becomes a party to their contractual arrangements. Transaction costs directly attributable to the instrument’s acquisition or issue are included in the initial measurement of financial assets and financial liabilities, except financial instruments classified as at fair value through profit or loss (FVTPL). The subsequent measurement of financial instruments is dealt with below.

Financial liabilities

Financial liabilities are classified as measured at amortised cost.

A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case a new financial liability based on the modified terms is recognised at fair value.

Financial assets

On initial recognition, a financial asset is classified as measured at:

•	amortised cost;

•	Fair value through other comprehensive income (FVTOCI) - equity instruments; or

•	FVTPL.

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL, are expensed.

A financial asset is measured at amortised cost if it is held within the business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains or losses, together with foreign exchange gains or losses. Impairment losses are presented as separate line item in the statement of profit or loss. A gain or loss on a debt investment that is subsequently measured at FVPL is recognised in profit or loss and presented net within other gains or losses in the period in which it arises. On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss.

Equity instruments
Listed equity investments which are held to meet rehabilitation liabilities are classified as FVTPL. Listed equity investments held for other purposes are classified as FVTOCI.

The group subsequently measures all equity investments at fair value. Where the group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the group’s right to receive payments is established. Residual values in OCI are reclassified to retained earnings (accumulated losses) on derecognition of the related FVTOCI instruments. Changes in the fair value of financial assets at FVPL are recognised in other gains or losses in the statement of profit or loss as applicable.

Impairment of financial assets

Financial assets at amortised cost consist of trade receivables, loans, cash and cash equivalents and debt instruments. Impairment losses are assessed using the forward-looking expected credit loss (ECL) approach. An allowance is recorded for all loans and other debt financial assets not held at FVTPL. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Trade receivable loss allowances are measured at an amount equal to lifetime ECL’s. Loss allowances are deducted from the gross carrying amount of the assets. Debt securities that are determined to have a low credit risk at the reporting date and bank balances, for which credit risk has not increased significantly since initial recognition, are measured at an amount equal to 12-month ECL.
.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
Impact of IFRS 16 Leases issued but not yet adopted

IFRS 16 Leases, with an effective date of 1 January 2019, is likely to affect future financial reporting and management is still in the process of assessing all of the potential consequences arising out of the adoption of this standard. With the removal of the operating lease classification, leases that are within the scope of IFRS 16 will result in increases in assets and liabilities. We expect a likely increase in the depreciation expense and also an increase in cash flows from operating activities as the lease payments will be recorded as financing outflows in our cash flow statement. Management expects that the mining and drilling contracts which are not classified as finance leases under the current accounting standards (IAS 17 and IFRIC 4), will potentially have the most impact on the group’s results on adoption of IFRS 16.